Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Goodwill	¥ 303,611	¥ 370,852	¥ 517,626
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	20,997	40,778
Loans	241,950	263,468
Loans held for sale	42,994	52,159
Collateral dependent loans	198,956	211,309
Premises and equipment	17,301	15,243
Intangible assets	359	2,421
Goodwill	0	132,976
Other assets	29,162	169,978
Investments in equity method investees	12,915	153,850
Other	16,247	16,128
Total	564,771	624,864
Fair Value, Measurements, Nonrecurring | Disposal group, disposed of by sale, not discontinued operations
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans held for sale	255,002	0
Assets held for sale	255,002	0
Fair Value, Measurements, Nonrecurring | Private equity funds
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities valued at net asset value	26,644	24,319
Unfunded commitments related to investment securities valued at net asset value	22,197	19,101
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	0	0
Loans	2,175	2,667
Loans held for sale	0	0
Collateral dependent loans	2,175	2,667
Premises and equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Other assets	11,880	111,626
Investments in equity method investees	11,880	111,626
Other	0	0
Total	14,055	114,293
Fair Value, Measurements, Nonrecurring | Level 1 | Disposal group, disposed of by sale, not discontinued operations
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Assets held for sale	0	0
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	9,839	32,421
Loans	3,153	5,125
Loans held for sale	0	0
Collateral dependent loans	3,153	5,125
Premises and equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Other assets	0	33,840
Investments in equity method investees	0	33,840
Other	0	0
Total	12,992	71,386
Fair Value, Measurements, Nonrecurring | Level 2 | Disposal group, disposed of by sale, not discontinued operations
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Assets held for sale	0	0
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	11,158	8,357
Loans	236,622	255,676
Loans held for sale	42,994	52,159
Collateral dependent loans	193,628	203,517
Premises and equipment	17,301	15,243
Intangible assets	359	2,421
Goodwill	0	132,976
Other assets	17,282	24,512
Investments in equity method investees	1,035	8,384
Other	16,247	16,128
Total	537,724	439,185
Fair Value, Measurements, Nonrecurring | Level 3 | Disposal group, disposed of by sale, not discontinued operations
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans held for sale	255,002	0
Assets held for sale	255,002	¥ 0
Fair Value, Measurements, Nonrecurring | Level 3 | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Fair Value, Net Asset (Liability)	¥ 1,992,632